Note 33 - Employee Benefits - Additional Parenthetical Information (Detail: Text Values)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares
Additional Parenthtical Information [Abstract]
Liability raised due to share-based payment transactions in cash	€ 8,000,000	€ 8,000,000
Grant volume of outstanding share awards	900,000,000	900,000,000
Of which: [Abstract]
Recognized as compensation expense	700,000,000	700,000,000
Not yet recognized	€ 200,000,000	€ 200,000,000
DWS Share based Plans [Abstract]
Fair value of DWS share-based awards (approximately) | shares	83,000,000	85,000,000
of which: recognized in the income statement | shares	69,000,000	61,000,000
of which: relate to fully vested awards (approximately) | shares	29,000,000	21,000,000
of which: related to total unrecognized share-based plans (approximately) | shares	14,000,000	25,000,000
Unfunded US Medicare Plan included in US Total defined benefit obligation	€ 170,000,000	€ 168,000,000
US defined benefit pension funding ratio excluding Medicare in Percent	97.00%	96.00%
Total defined benefit obligation for post-employment medical plans	€ 201,000,000	€ 202,000,000
Change in discount rate methodology and other effects [Abstract]
Actuarial gain from methodology change recognized in Other Comprehensive Income	45,000,000
Past service credit due to the introduction of a capital option for a specific plan sponsored by former Postbank included in Past service cost and gain or loss arising from settlements in Germany		48,000,000
Other assets recognized in Net asset (liability) recognized	1,207,000,000
Other liabilities recognized in Net asset (liability) recognized	813,000,000
Derivative transactions with Group entities with positive market value included in plan assets	€ 553,000,000	€ 210,000,000
Global Share Purchase Plan [Abstract]
Total staff enrolled in the twelfth cycle	11,838,000,000
Total countries enrolled in the twelfth cycle	18,000,000